INVESTMENTS - Investment Types (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Interests in Other Entities [Abstract]
Investments in publicly traded companies	$ 1,200	$ 1,581
Investments in private companies	53	53
Investments, measured at FVTOCI	1,253	1,634
Investments, associates and joint ventures	835	859
Total investments	$ 2,088	$ 2,493